SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Sep. 30, 2019
Leasehold improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of the useful lives or the lease term
Maximum [Member] | Plant and building [Member]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment, Useful Life	15 years
Maximum [Member] | Furniture and office equipment [Member]
Property, Plant and Equipment, Useful Life	8 years
Maximum [Member] | Motor vehicles [Member]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Plant and building [Member]
Property, Plant and Equipment, Useful Life	20 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Furniture and office equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Motor vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years